                    THE UNITED STATES LIFE INSURANCE COMPANY
                             IN THE CITY OF NEW YORK
                            SEPARATE ACCOUNT USL VA-R
                                 GENERATIONS-Registered Trademark-
               FLEXIBLE PAYMENT VARIABLE AND FIXED GROUP DEFERRED
                              ANNUITY CERTIFICATES
                       SUPPLEMENT DATED SEPTEMBER 25, 2000
                                       TO
                          PROSPECTUS DATED MAY 1, 2000

On May 1, 2000, American General Securities Incorporated ("AGSI") replaced Van Kampen Funds Inc. as the distributor of the Generations Certificates.

Effective September 25, 2000, you will no longer be able to direct purchase payments or transfers into the Division that is funded by the Asian Equity Portfolio. All references in your Generations Prospectus and Statement of Additional Information to the Asian Equity Portfolio and its corresponding Division are hereby deleted.

Also effective on September 25, 2000, the Morgan Stanley Real Estate Securities Portfolio, a Series of the Van Kampen Life Investment Trust, was replaced by the U.S. Real Estate Portfolio, a Series of The Universal Institutional Funds, Inc., as the underlying investment option for the Morgan Stanley Real Estate Securities Division. On this date, all of the assets and liabilities of the Morgan Stanley Real Estate Securities Portfolio were automatically allocated to the U.S. Real Estate Portfolio. Additionally, the Morgan Stanley Real Estate Securities Division was re-named the U.S. Real Estate Division.

The purpose of this Supplement is to replace the information in your Generations Certificate Prospectus regarding the Morgan Stanley Real Estate Securities Portfolio with information on the U.S. Real Estate Portfolio.

PLEASE NOTE THE FOLLOWING GENERATIONS CERTIFICATE PROSPECTUS CHANGES:

- Except on pages 8 and 9, replace all references to the Morgan Stanley Real Estate Securities Portfolio, a Series of the Van Kampen Life Investment Trust and the Morgan Stanley Real Estate Securities Division, with the U.S. Real Estate Portfolio, a Series of The Universal Institutional Funds, Inc. and the U.S. Real Estate Division, respectively.


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-    Please delete all of the information on page 8 and replace with the following:

THE SERIES' ANNUAL EXPENSES(1,2)    (as a percentage of average net assets)

                                                     Management                   Other                     Annual
                                                     Fees After                 Expenses                   Expenses
                                                       Expense                After Expense             After Expense
                                                    Reimbursement             Reimbursement             Reimbursement
                                                    -------------             -------------             -------------
Domestic Income(3)                                      0.01%                     0.60%                     0.61%
Emerging Growth                                         0.67%                     0.18%                     0.85%
Enterprise                                              0.48%                     0.12%                     0.60%
Government                                              0.36%                     0.24%                     0.60%
Growth and Income                                       0.43%                     0.32%                     0.75%
Money Market(4)                                         0.19%                     0.43%                     0.62%
Strategic Stock                                         0.24%                     0.41%                     0.65%
Emerging Markets Equity                                 0.42%                     1.37%                     1.79%
Equity Growth                                           0.29%                     0.56%                     0.85%
Global Equity                                           0.47%                     0.68%                     1.15%
International Magnum                                    0.29%                     0.87%                     1.16%
U.S. Real Estate                                        0.00%                     1.10%                     1.10%
Fixed Income                                            0.14%                     0.56%                     0.70%
High Yield                                              0.19%                     0.61%                     0.80%
Mid Cap Value                                           0.43%                     0.62%                     1.05%
Value                                                   0.18%                     0.67%                     0.85%

--------------------

(1) The Series' advisers have entered into administrative services agreements with USL. The advisers pay fees to USL for these services. The fees do not have a direct relationship to the Series' Annual Expenses. (See "Services Agreements.")

(2) Management fees and other expenses would have been the percentages shown in the following table without certain voluntary expense reimbursements from the investment adviser.

(3) The ratio of expenses to average net assets do not reflect credits earned on overnight cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .01% for the year ended
     December 31, 1999.

(4) The ratio of expenses to average net assets do not reflect credits earned on overnight cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .02% for the year ended
     December 31, 1999.

                                                     Management                   Other                  Total Annual
                                                        Fees                    Expenses                   Expenses
                                                     ----------                 --------                 ------------
Domestic Income                                         0.50%                     0.60%                     1.10%
Emerging Growth                                         0.70%                     0.18%                     0.88%
Enterprise                                              0.50%                     0.12%                     0.62%
Government                                              0.50%                     0.24%                     0.74%
Growth and Income                                       0.60%                     0.32%                     0.92%
Money Market                                            0.50%                     0.43%                     0.93%
Strategic Stock                                         0.50%                     0.41%                     0.91%
Emerging Markets Equity                                 1.25%                     1.37%                     2.62%
Equity Growth                                           0.55%                     0.56%                     1.11%
Global Equity                                           0.80%                     0.68%                     1.48%
International Magnum                                    0.80%                     0.87%                     1.67%
U.S. Real Estate                                        0.80%                     1.10%                     1.90%
Fixed Income                                            0.40%                     0.56%                     0.96%
High Yield                                              0.50%                     0.61%                     1.11%
Mid Cap Value                                           0.75%                     0.62%                     1.37%
Value                                                   0.55%                     0.67%                     1.22%

- Please delete all of the information on page 9 and replace with the following:

EXAMPLE The following expenses would apply to a $1,000 investment at the end of the applicable time period, if you surrender your Certificate (or if you annuitize under circumstances where you owe a surrender charge)(3), and if you assume a 5% annual return on assets:

If all amounts are invested
in one of the following Series                           1 year          3 years         5 years        10 years
------------------------------                           ------          -------         -------        --------
Domestic Income                                            $72             $108           $146            $240
Emerging Growth                                            $75             $115           $158            $265
Enterprise                                                 $72             $107           $145            $239
Government                                                 $72             $107           $145            $239
Growth and Income                                          $74             $112           $153            $255
Money Market                                               $72             $108           $146            $241
Strategic Stock                                            $73             $109           $148            $245
Emerging Markets Equity                                    $84             $143           $204            $356
Equity Growth                                              $75             $115           $158            $265
Global Equity                                              $78             $124           $173            $295
International Magnum                                       $78             $124           $174            $296
U.S. Real Estate                                           $77             $123           $171            $290
Fixed Income                                               $73             $110           $150            $250
High Yield                                                 $74             $113           $156            $260
Mid Cap Value                                              $77             $121           $168            $285
Value                                                      $75             $115           $158            $265

EXAMPLE The following expenses would apply to a $1,000 investment at the end of the applicable time period, if you do NOT surrender your Certificate (or if you annuitize under circumstances where a surrender charge is not payable)(3), and if you assume a 5% annual return on assets:

If all amounts are invested
in one of the following Series                           1 year          3 years         5 years        10 years
------------------------------                           ------          -------         -------        --------
Domestic Income                                            $21             $65            $112            $240
Emerging Growth                                            $24             $73            $124            $265
Enterprise                                                 $21             $65            $111            $239
Government                                                 $21             $65            $111            $239
Growth and Income                                          $23             $69            $119            $255
Money Market                                               $21             $66            $112            $241
Strategic Stock                                            $22             $66            $114            $245
Emerging Markets Equity                                    $33             $100           $170            $356
Equity Growth                                              $24             $73            $124            $265
Global Equity                                              $27             $82            $139            $295
International Magnum                                       $27             $82            $140            $296
U.S. Real Estate                                           $26             $80            $137            $290
Fixed Income                                               $22             $68            $116            $250
High Yield                                                 $23             $71            $122            $260
Mid Cap Value                                              $26             $79            $134            $285
Value                                                      $24             $73            $124            $265

(3) See "Surrender Charge" for a description of the circumstances when you may be required to pay the Surrender Charge upon annuitization.